Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total Long-term notes payable	$ 109,094	$ 189,143
Less: Unamortized debt issuance costs and debt discount	(159)	(233)
Nonrelated Party
Debt Instrument [Line Items]
Less: current portion	(29,905)	(84,883)
Long-term notes payable, non-current portion	79,030	104,027
Notes Payable to Banks | Bank 1
Debt Instrument [Line Items]
Total Long-term notes payable	$ 6,304	$ 11,841
Notes Payable to Banks | Bank 1 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%
Notes Payable to Banks | Bank 1 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.30%	7.30%
Notes Payable to Banks | Bank 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 9,208	$ 12,325
Notes Payable to Banks | Bank 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	7.50%	4.00%
Notes Payable to Banks | Bank 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.80%	7.80%
Notes Payable to Banks | Bank 3
Debt Instrument [Line Items]
Total Long-term notes payable	$ 1,508	$ 1,653
Notes Payable to Banks | Bank 3 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.30%	2.30%
Notes Payable to Banks | Bank 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 0	$ 3,289
Interest rate adjustment period	5 years
Notes Payable to Banks | Bank 4 | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Notes Payable to Banks | Bank 4 | Minimum
Debt Instrument [Line Items]
Interest Rates		5.30%
Notes Payable to Banks | Bank 4 | Maximum
Debt Instrument [Line Items]
Interest Rates	6.00%	6.00%
Notes Payable to Banks | Bank 5
Debt Instrument [Line Items]
Interest Rates	7.70%	7.70%
Total Long-term notes payable	$ 1,344	$ 1,614
Notes Payable to Banks | Bank 6
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%
Total Long-term notes payable	$ 519	$ 800
Notes Payable to Banks | Bank 7
Debt Instrument [Line Items]
Interest Rates	8.80%	8.80%
Total Long-term notes payable	$ 11,914	$ 12,361
Notes Payable to Banks | Bank 8
Debt Instrument [Line Items]
Interest Rates	2.80%
Total Long-term notes payable	$ 1,322	0
Notes Payable to Banks | Financial Institution 1
Debt Instrument [Line Items]
Total Long-term notes payable	0	$ 2,959
Notes Payable to Banks | Financial Institution 1 | Schwab Loan Rate
Debt Instrument [Line Items]
Interest Rates		0.25%
Notes Payable to Banks | Financial Institution 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 6,499	$ 7,796
Notes Payable to Banks | Financial Institution 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	3.60%	3.60%
Notes Payable to Banks | Financial Institution 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.00%	7.00%
Notes Payable to Banks | Financial Institution 3
Debt Instrument [Line Items]
Interest Rates	9.50%
Total Long-term notes payable	$ 12,777	$ 34,407
Notes Payable to Banks | Financial Institution 3 | Minimum
Debt Instrument [Line Items]
Interest Rates		9.00%
Notes Payable to Banks | Financial Institution 3 | Maximum
Debt Instrument [Line Items]
Interest Rates		9.50%
Line of Credit | Financial Institution 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 0	$ 62,666
Line of Credit | Financial Institution 4 | Minimum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Line of Credit | Financial Institution 4 | Maximum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.80%
Promissory Note | Sale-leaseback Transactions
Debt Instrument [Line Items]
Total Long-term notes payable	$ 29,397
Promissory Note | Sale-leaseback Transactions | Minimum
Debt Instrument [Line Items]
Interest Rates	1.00%
Promissory Note | Sale-leaseback Transactions | Maximum
Debt Instrument [Line Items]
Interest Rates	2.40%
Promissory Note | EID loan
Debt Instrument [Line Items]
Total Long-term notes payable	$ 122	122
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	28,180	37,310
Less: current portion	(17,861)	(7,690)
Long-term notes payable, non-current portion	$ 10,318	$ 29,619